Earnings Per Share - Schedule of Earning per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income	$ 6,403,463	$ 2,372,842	$ 2,253,709
Denominator:
Weighted average outstanding ordinary Class A shares – Basic	43,672,022	42,291,200	21,435,315
Weighted average outstanding ordinary Class A shares diluted	43,672,022	42,291,200	21,435,315
Earnings per share: Basic	$ 0.147	$ 0.056	$ 0.105
Earnings per share diluted	$ 0.147	$ 0.056	$ 0.105